LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

August 28, 2020

VIA EDGAR TRANSMISSION

Division of Investment Management
u.s. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226
Ladies and Gentlemen:
Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add two new series, Changebridge Capital Long/Short Equity ETF and Changebridge Capital Sustainable Equity ETF, is Post-Effective Amendment No. 63 and Amendment No. 65 to the Trust’s Registration Statement on Form N-1A.
If you have any questions or require further information, please contact Kent Barnes at (414) 765-6511 or kent.barnes@usbank.com.
Sincerely,

Kent P. Barnes
Secretary